INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expected blended rate	39.94%
Gross deferred tax assets	$ 5,843,000	$ 5,136,000
Valuation allowance	5,843,000	5,136,000
Gross net operating loss carry-forwards for federal income tax purposes	12,900,000
Gross net operating loss carry-forwards for federal income tax purposes expiration year	2023 through 2032
Gross state net operating loss carryforwards	3,600,000
Federal research and development carryforwards	243,000
Net increase in the valuation allowance	$ 708,000	$ 1,306,000
State and Local [Member]
Gross net operating loss carry-forwards for federal income tax purposes expiration year	years 2031 and 2032